Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Summary of significant accounting policies
Schedule of disaggregation of revenue by destination

	Europe	North America	Rest of the World	Total
	$'m	$'m	$'m	$'m
Metal Packaging Europe	3,393	11	188	3,592
Metal Packaging Americas	4	1,777	406	2,187
Glass Packaging Europe	1,572	9	42	1,623
Glass Packaging North America	—	1,687	8	1,695
Group	4,969	3,484	644	9,097

Schedule of significant changes in contract assets

Contract assets
$'m
Balance as at January 1, 2018	168
Transfers from contract assets recognized at the beginning of the period to receivables	(168)
Increase as a result of new contract assets recognized during the period	157
Other	3
Balance as at December 31, 2018	160

Schedule of useful lives of intangible finite lived intangible assets on a straight-line basis

Computer software	2	-	7	years
Customer relationships	5	-	15	years
Technology	8	-	15	years

Schedule useful lives of property, plant and equipment on a straight-line basis

Buildings	30	-	40	years
Plant and machinery	3	-	40	years
Molds	2	-	3	years
Office equipment and vehicles	3	-	10	years